S000004344 [Member] Investment Objectives and Goals - iShares Russell 2000 ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares Russell 2000 ETFIWM | NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Russell 2000 ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities.